SEC File Nos. 333-259025

811-23738

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 18

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 21

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Jane Y. Chung, Secretary

Capital Group Fixed Income ETF Trust

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on December 29, 2026, pursuant to paragraph (a) of Rule 485.

SUBJECT TO COMPLETION, DATED SEPTEMBER 29, 2026
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

Capital Group Fixed Income ETF Trust Prospectus December 29, 2026

	Ticker	Exchange
Capital Group California Municipal Bond ETF	CGCA	[xx]

Table of contents

Summary
Capital Group California Municipal Bond ETF	1	Investment objectives, strategies and risks	4
		Management and organization	9
		Shareholder information	11
		Distributions and taxes	14
		Distribution	15
		Other compensation to dealers	16
		Financial highlights	16

The U.S. Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Capital Group California Municipal Bond ETF

Investment objective The fund’s investment objective is to provide a high level of current income exempt from regular federal and California state income tax. Its secondary objective is preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses* (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	[xx]%
Other expenses[2]	[xx]
Total annual fund operating expenses	[xx]
[1]	The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.
[2]	Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$[xx]	$[xx]

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. Because the fund has not commenced investment operations as of the date of this prospectus, information regarding the fund‘s portfolio turnover rate is not shown.

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.  The fund is intended primarily for taxable residents of California.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California state income tax. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 20% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     Capital Group Fixed Income ETF Trust / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Capital Group Fixed Income ETF Trust / Prospectus     2

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     Capital Group Fixed Income ETF Trust / Prospectus

Investment results Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). When it becomes available, recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread will be available at capitalgroup.com/etf.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from California income tax, such dividends will be subject to California state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Investment objectives, strategies and risks

Capital Group California Municipal Bond ETF The fund’s investment objective is to provide a high level of current income exempt from regular federal and California state income tax. Its secondary objective is preservation of capital.

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects. The fund is intended primarily for taxable residents of California.

The fund invests primarily in bonds and other debt instruments. The fund will normally invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California state income tax. This is a fundamental policy of the fund and may not be changed without shareholder approval. The fund will invest up to 30% of its assets in securities that may subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 20% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such

Capital Group Fixed Income ETF Trust / Prospectus     4

instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Alternative minimum tax — The fund may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

5     Capital Group Fixed Income ETF Trust / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the net asset value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of

Capital Group Fixed Income ETF Trust / Prospectus     6

securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to

7     Capital Group Fixed Income ETF Trust / Prospectus

operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates) and to assess and predict the impact of such market and economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

Portfolio holdings When it becomes available, portfolio holdings information for the fund will be available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Capital Group Fixed Income ETF Trust / Prospectus     8

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to Capital Group Fixed Income ETF Trust (the "trust"). Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolios and business affairs of each fund. The fund will pay to the investment adviser a management fee equal to the annual rate of [xx]% of the average net assets of the fund. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the trust’s Investment Advisory and Service Agreement by the board of trustees will be contained in the fund‘s report in Form N-CSR/S for the fiscal period ending [xx].

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds‘ shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions for each fund and account managed by Capital Research and Management Company are subject to a fund’s objective(s), policies and restrictions of such fund or account and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

9     Capital Group Fixed Income ETF Trust / Prospectus

The table below shows the investment experience and role in management of the funds for each of the fund’s primary portfolio managers.

Portfolio manager	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s) since:
[xx]	[xx]	[xx]
[xx]	[xx]	[xx]

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The investment adviser and its affiliates manage funds and accounts that invest in the same securities as the funds. When implementing investment decisions for each fund and other funds and accounts, the adviser considers various factors, including, but not limited to, the investment objectives and strategies of each fund and account, security and sector characteristics, exposure levels, market and liquidity conditions, as well as economic, political or regulatory factors. While investment decisions for the purchase or sale of the same security for funds and accounts are generally implemented together, such investment considerations will at times result in the same fixed income security being bought or sold for a fund after it has been bought or sold for other funds and accounts.

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Shareholder information

The fund creates or redeems its shares at NAV per share only in aggregations of a specified number of shares (“creation units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The procedures for creating and redeeming fund shares, including the role of the Authorized Participant and a description of the associated fees, are described in the “Creations and redemptions” section of this prospectus.

Once created, the fund shares generally trade in the secondary market in amounts less than a creation unit. The fund shares are listed on an exchange as shown in the table below (the “listing exchange”) for trading during the trading day. The fund shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment for shares of the fund. The shares of each fund trade under a ticker symbol as shown in the table below.

Fund	Ticker	Exchange
Capital Group California Municipal Bond ETF	CGCA	[xx]

The listing exchange is typically open for trading Monday through Friday and is closed on weekends and on the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Share prices The fund’s shares are generally purchased and sold in the secondary market at the market price on the listing exchange, except with respect to Authorized Participants, which may purchase and redeem shares from the fund at NAV. The market price generally differs from the fund’s daily NAV. It is affected not only by the fund’s NAV, but also by market forces such as the supply of and demand for the fund shares, the intraday value of the fund’s holdings, economic conditions and other factors. See “Premiums and discounts” section below.

Costs of buying and selling fund shares Buying or selling fund shares on an exchange or other secondary market involves two types of costs that typically apply to exchange-traded securities transactions. First, when buying or selling fund shares through a broker, you may incur a brokerage commission or other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of the fund shares. Second, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The fund share’s spread varies over time based on the fund’s trading volume and market liquidity. The spread is generally lower if the fund has high trading volume and market liquidity, and higher if the fund has low trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A fund share’s spread may also be affected by the liquidity or illiquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds, or in instances of significant market volatility or market disruption.

Beneficial ownership The Depository Trust Company (“DTC”) serves as the securities depository for shares of the fund. The fund shares are held only in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of, and holds legal title to, all outstanding fund shares. Investors owning fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Premiums and discounts When available, information about the difference between the daily market price of the fund’s shares on the exchange and the fund’s NAV for various periods can be found on the fund’s website, capitalgroup.com/etf. NAV is the price at which the fund directly issues and redeems its shares. As described in more detail below, the fund’s NAV is calculated according to the fund’s pricing and valuation policies and will fluctuate based on the value of its portfolio holdings. The market price of the fund shares, on the other hand, is generally the official closing price of the fund’s shares on an exchange, and may be at, above (at a premium) or below (at a discount) its NAV. The fund share’s market price will fluctuate with changes in its NAV, as well as market supply and demand for the fund’s shares, the intraday value of the fund’s holdings, economic conditions and other factors. You may pay more than NAV when you buy fund shares and receive less than NAV when you sell those shares, because fund shares are bought and sold at current market prices. The market price is also used to calculate market returns of the fund.

Frequent trading of fund shares The fund is designed to offer most investors an investment that can be bought and sold frequently in the secondary market without impact on the fund. In addition, frequent trading by Authorized Participants (defined below), which can purchase and redeem shares directly from the fund, is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the fund’s board has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors. The fund accommodates frequent purchases and redemptions of creation units by Authorized Participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right to reject any purchase order at any time. The fund also reserves the right to reject any redemption order in accordance with applicable law.

With respect to redemption baskets comprised of foreign common stocks, the fund may deliver such foreign common stocks more than seven (7) (but no more than fifteen (15)) calendar days after the fund’s shares are tendered for redemption as a result of local market holidays. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Determining fund net asset value NAV is computed by adding the value of a fund’s investments, cash and other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The fund’s NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York

11     Capital Group Fixed Income ETF Trust / Prospectus

Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the fund’s NAV will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the funds’ NAV. The price at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in acceptable form in accordance with the applicable Authorized Participant Agreement, as defined in the “Creations and redemptions” section of this prospectus.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem the fund shares.

Creations and redemptions Prior to trading in the secondary market, shares of the fund are “created” at NAV only in block-size creation units or multiples thereof. Creations and redemptions must be made through a firm (an “Authorized Participant”) that is a member or participant of a clearing agency registered with the SEC, and that has executed a written agreement (the “Authorized Participant Agreement”) with the funds’ distributor, Capital Client Group, Inc. (the “distributor”), an affiliate of the investment adviser, with respect to the purchase and redemption of creation units.

A creation transaction, which is subject to acceptance by the distributor or its agents, generally takes place when an Authorized Participant deposits into the fund (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, in either case which approximate the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for (i) cash or (ii) a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the fund and an amount of cash (including any portion of such securities, assets or other positions for which cash may be substituted). The fund currently expects to offer creation units partially or solely for cash.

Except when aggregated in one or more creation units, shares are generally not redeemable by the fund. Creation and redemption baskets may differ, and the fund may accept “custom baskets.” More information regarding custom baskets is contained in the fund’s statement of additional information. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant Agreement.

Authorized Participants may create or redeem creation units for their own accounts or for their customers, including, without limitation, affiliates of the fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem creation units either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

When engaging in in-kind transactions, the fund intends to comply with U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

In addition, certain affiliates of the fund and the investment adviser may purchase and resell fund shares pursuant to this prospectus.

Derivative actions The trust’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining

Capital Group Fixed Income ETF Trust / Prospectus     12

shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.

13     Capital Group Fixed Income ETF Trust / Prospectus

Distributions and taxes

Dividends and distributions Dividends from net investment income, if any, generally are declared and paid at least monthly by the fund. With respect to taxable funds only, in the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Distributions of capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company under the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners of record with proceeds received from the fund.

Dividend reinvestment service If you bought your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. To reinvest dividend and capital gains distributions, you must hold your fund shares at a broker that offers a reinvestment service. This can be the broker’s own service, or a service made available by a third party, such as the broker’s outside clearing firm or the DTC. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional shares of the fund purchased in the secondary market. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

Taxes on dividends and distributions

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. The interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the municipal funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the funds.

Capital Group California Municipal Bond ETF anticipates that the federally exempt interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent the applicable fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to applicable state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on exchange-listed share sales Currently, any capital gain or loss realized upon a sale of the fund‘s shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Additionally, with respect to municipal funds only, capital loss realized on the sale of shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares. The ability to deduct capital losses may be limited.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the fund under all applicable tax laws.

Capital Group Fixed Income ETF Trust / Prospectus     14

Distribution

Distributor The distributor distributes the fund’s shares. The distributor or its agent distributes creation units for the fund on an agency basis. The distributor does not maintain a secondary market in shares of the fund. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.

Distribution and service (12b-1) fees The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the fund board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

15     Capital Group Fixed Income ETF Trust / Prospectus

Other compensation to dealers The distributor, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of the distributor, to dealers with which it has a substantive distribution relationship involving the sale of Capital Group ETFs. The payments are typically made in fixed dollars or based on a percentage of eligible assets of Capital Group ETF shares held by the dealer. Eligible assets are all Capital Group ETF assets other than assets held in certain IRAs and retirement accounts. Dealers are responsible for identifying these assets and may direct Capital Client Group, Inc. to exclude additional assets.

Payments made pursuant to the paragraph above support various efforts, including, among other things:

·	making the Capital Group ETFs available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;
·	account maintenance and support, statement preparation, transaction processing and operational improvements; and
·	training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

The distributor will, on a periodic basis, determine the advisability of continuing these payments.

The distributor also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs. In addition, the distributor may make payments to other third parties for ETF data.

If investment advisers, distributors or other affiliates of ETFs pay compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular ETF over other ETFs, mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to the compensation received.

Financial highlights

The fund is newly organized and does not have any financial history as of the date of this prospectus, but financial information will be available in the fund’s subsequent Form N-CSR.

Capital Group Fixed Income ETF Trust / Prospectus     16

For fund information or to request free copies of the fund’s statement of additional information, annual or semi-annual reports (“fund documents”)	(800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	capitalgroup.com/etf
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR/S on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR/S, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the trust and each fund, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, its investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com/etf.

Householding Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status. At any time, you may view current prospectuses and financial reports on our website.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

ETGEPRX-350-[1226]P Litho in USA CGD/TM/10708 Investment Company File No. 811-23738

SUBJECT TO COMPLETION, DATED SEPTEMBER 29, 2026
THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

Capital Group Fixed Income ETF Trust

Part B
Statement of Additional Information

December 29, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Fixed Income ETF Trust (the “trust”), dated December 29, 2026, for the fund listed below. Except where the context indicates otherwise, all references herein to “the fund(s)” apply to the fund listed below.

You may obtain a prospectus from your financial professional, by calling (800) 421-4225 or by contacting Capital Client Group, Inc., the fund’s distributor (the “distributor”), at the following address:

Capital Group Fixed Income ETF Trust
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618-4518

	Ticker	Exchange
Capital Group California Municipal Bond ETF	CGCA	[xx]

Table of Contents

Item	Page no.
The trust	2
Exchange listing and trading	3
Certain investment limitations and guidelines	4
Description of certain securities, investment techniques and risks	5
Fund policies	40
Continuous offering	43
Management of the trust	45
Execution of portfolio transactions	61
Portfolio trading by Authorized Participants	65
Disclosure of portfolio holdings	66
Creation and redemption of creation units	67
Determination of net asset value	74
Taxes and distributions	76
General information	81
Appendix	82

Capital Group Fixed Income ETF Trust — Page 1

The trust

The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. The trust consists of those funds listed on the cover page of this statement of additional information. The fund issues and sells shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “creation unit”), generally in exchange for a designated portfolio of securities, assets or other positions (the “deposit securities”), together with the deposit of a specified cash payment (the “cash component”). The fund’s shares are listed and traded on [xx], (the “listing exchange”). The fund’s shares trade on the listing exchange at market prices that may be below, at or above NAV. Shares are redeemable only in one or more creation units by Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information). In the event of a reorganization, merger, conversion or liquidation of the fund, the fund may redeem individual shares. The fund reserves the right to permit or require that creations and redemptions of shares be effected fully or partially in cash.

The fund’s shares may be issued in advance of receipt of deposit securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the fund certain collateral as set forth in the agreement with the Authorized Participant. The fund may use such collateral to purchase missing deposit securities. See the Creation and redemption of creation units section of this statement of additional information.

Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to redemptions of shares and fees will be subject to the requirements of the U.S. Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

As in the case of other exchange-traded securities, when you buy or sell shares of the fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Capital Group Fixed Income ETF Trust — Page 2

Exchange listing and trading

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the Shareholder information section of the fund’s prospectus. The discussion below supplements, and should be read together with, that section of the prospectus. The fund shares are listed for trading and trade throughout the day on the listing exchange and other secondary markets. The fund shares may also be listed on certain foreign (non-U.S.) exchanges. The fund shares may be less actively traded in certain foreign markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in non-U.S. markets, which may result in secondary market prices in such non-U.S. markets being less efficient.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the fund will continue to be met. The listing exchange may, but is not required to, remove the shares of the fund from listing if, among other things: (i) the listing exchange becomes aware the fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) any of the other listing requirements are not continuously maintained; (iii) there are fewer than 50 beneficial holders of fund shares following the first 12 months of trading on the listing exchange; or (iv) any event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the fund from listing and trading upon termination of the fund.

Capital Group Fixed Income ETF Trust — Page 3

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the specified fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

Capital Group California Municipal Bond ETF

·	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from both regular federal and California state income tax.
·	The fund will invest up to 30% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.
·	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements, which will be valued on a mark-to-market basis in accordance with applicable regulatory requirements.
·	The fund may invest up to 20% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.
·	The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies .

* * * * * *

Each of the funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Capital Group Fixed Income ETF Trust — Page 4

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which a fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment, or political events, such as the imposition of trading and tariff arrangements. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate

Capital Group Fixed Income ETF Trust — Page 5

depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

Capital Group Fixed Income ETF Trust — Page 6

rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — A fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently

Capital Group Fixed Income ETF Trust — Page 7

available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer.

Capital Group Fixed Income ETF Trust — Page 8

As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage

Capital Group Fixed Income ETF Trust — Page 9

Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by a fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the

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entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Securities issued by sovereign, quasi-sovereign and supranational entities — Investments in debt securities issued by sovereign, quasi-sovereign and supranational entities are subject to certain additional risks aside from those associated with investments in debt instruments generally or securities issued by the U.S. government or federal agency securities.

A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the World Bank, the political considerations to which the government may be subject, dependencies on expected payments from other foreign governments or multinational agencies, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, and/or the relative size of the debt service burden compared to the country's economy as a whole. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. The World Bank, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community are some examples of supranational entities. Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities. Additionally, the securities of a supranational entity may be denominated in a foreign currency, in which case, the obligations of the entity bear the risks of foreign currency investments.

Pass-through securities — A fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S.

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government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

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Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

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Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — A fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

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Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent a fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may

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determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of a fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist

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measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

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Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Derivatives — In pursuing its investment objective(s), a fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast market and economic factors (such as interest rates). The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

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Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in the fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the

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option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying

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instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This

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amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posted by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case

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of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated

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swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

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Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Currency transactions — A fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into

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forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a

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result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Currency hedging transactions — A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. Currency markets generally are not as regulated as securities markets. Additionally, currency exchange rates may be volatile and may change quickly and unpredictably in response to global economic developments and regional economic conditions in which a fund invests; these factors may reduce the fund’s returns. Volatility in one or more currencies may offset stability in another currency and reduce the overall effectiveness of the fund’s currency hedging strategy. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of a fund’s currency hedging transactions. In addition, governments may intervene in the currency markets in order to influence prices and/or foreign exchange rates with respect to their currency, which may result in the fund’s inability to hedge its currency transactions as anticipated. Investors seeking to transact in foreign currencies may have limited access to certain currency markets due to factors including regulatory limitations, adverse tax treatment, exchange controls, currency convertibility issues and limited market liquidity, which can limit the fund’s ability to hedge exposure to the currency markets. There is no assurance that the use of forward currency contracts to minimize the impact of currency fluctuations on fund returns will benefit the fund.

A fund’s use of forward currency contracts to hedge substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between the fund’s exposure to non-U.S. currencies and the U.S. dollar. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when a fund is implementing a currency hedging transaction. In addition, the reduction of a fund’s exposure

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to currency risks limits the fund’s ability to benefit from favorable changes in currency exchange rates. There are also transaction costs, such as those incurred from the frequent trading of currency instruments, that the fund may incur to hedge its foreign currency exposure.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although a fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of

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failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — A fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

A fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

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Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Loan assignments and participations — A fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However,

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because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — A fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which a fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

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Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Inverse floating rate notes — A fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by a fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Warrants and rights — Warrants and rights may be acquired by a fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

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Reinsurance related notes and bonds — A fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Repurchase agreements — A fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — A fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — A fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer

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maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the trust’s board of trustees.

Temporary investments — A fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

Restricted or illiquid securities — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Restricted securities, for example, may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Tax-exempt securities — While Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF seek to purchase securities which bear interest that is exempt from federal income taxes – and in the case of Capital Group California Municipal Bond ETF, seeks to purchase securities which bear interest that are exempt from both federal and California state income taxes - there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become

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includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Risk factors relating to California debt obligations — Because Capital Group California Municipal Bond ETF invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

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While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Maturity / Duration — For most funds covered by this SAI, there are no restrictions on the maturity or duration composition of the portfolio. A fund invests in debt securities with a wide range of maturities or duration. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations. Notwithstanding the foregoing, Capital Group Short Duration Municipal Income ETF and Capital Group Ultra Short Income ETF seek to maintain a lower average portfolio duration as indicated in the “Certain investment limitations and guidelines” section of this SAI. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, the price of a security with a duration of one year would be expected to fall approximately 1% if interest rates rose by one percentage point. Maturity and duration both measure a bond’s price sensitivity to a change in interest rates. That said, the maturity of a security measures only the time until a final bond payment is due, whereas duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and changes in interest rates, as well as the time until an interest rate is reset (in the case of variable-rate securities).

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objective(s).

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, a fund and its Authorized Participants and service providers and relevant listing exchange(s) have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective

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measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s Authorized Participants and third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the Authorized Participants, service providers and of the fund, potentially resulting in financial losses, the inability of Authorized Participants to transact business with the fund and of the fund and/or Authorized Participants to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s Authorized Participants and third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such Authorized Participants and/or service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — A fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — A fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

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Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

[xx] (“[xx]”) serves as securities lending agent for the fund. As the securities lending agent, [xx] administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and [xx]. Under the terms of the agreement, [xx] is responsible for making available to approved borrowers securities from the fund’s portfolio. [xx] is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, [xx] receives a portion of the amount earned by the fund for lending securities.

The fund has not commenced any securities lending activities as of the date of this statement of additional information.

Temporary defensive strategies — For temporary defensive purposes, a fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held, and a fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The higher the rate of portfolio turnover, the higher these transaction costs will generally be. In addition, the sale of portfolio securities may result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. Because the fund has not commenced investment operations as of the date of this statement of additional information, information regarding the fund’s portfolio turnover rate is not shown.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The trust has adopted the following policies with respect to each fund, which may not be changed without approval by holders of a majority of the fund's outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities .

Except where otherwise indicated, the following policies apply to each fund (please also see “Additional information about fundamental policies” below):

1.       Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry; provided, however, that under normal market conditions, Capital Group Ultra Short Income ETF will concentrate in the financials group of industries.

2.       The fund may not invest in companies for the purpose of exercising control or management.

3.       Solely with respect to Capital Group California Municipal Bond ETF, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, the fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

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Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act, except to the extent permitted by the 1940 Act or the rules under the 1940 Act. As a matter of policy, however, the fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, at any time the fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of Section 12(d)(1)(G).

Additional information about fundamental policies — The information below is not part of a fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund (other than Capital Group Ultra Short Income ETF) may not invest more than 25% of its total assets in the securities of issuers in a particular industry. Capital Group Ultra Short Income ETF may not invest more than 25% of its total assets in the securities of issuers in a particular industry, other than the financials group of industries; provided, however, that Capital Group Ultra Short Income ETF reserves flexibility not to concentrate in the financials group of industries for temporary defensive purposes. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived principally from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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For purposes of fundamental policy 3, Capital Group California Municipal Bond ETF, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF will, under normal circumstances, invest at least 80% of their assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF's investments in securities that are or may be subject to the federal alternative minimum tax shall be counted towards this 80% policy.

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Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent fund shares and sells such fund shares directly to customers or if it chooses to couple the creation of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act but are effecting transactions in fund shares, whether or not participating in the distribution of fund shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to fund shares are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The fund’s investment adviser or its affiliates (the “Selling Shareholder”) may purchase fund shares through a broker-dealer to seed, in whole or in part, the fund as it is launched or thereafter. The Selling Shareholder may also purchase fund shares from broker-dealers or other investors that have previously provided seed capital for the fund when it is launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the fund, the fund’s shares are being registered to permit the resale by the Selling Shareholder of these fund shares from time to time after purchase. The fund will not receive any proceeds from the resale by the Selling Shareholder of these fund shares.

The Selling Shareholder intends to sell all or a portion of fund shares owned by it and offered hereby from time to time directly to certain brokers, dealers and investment firms at prevailing market prices at the time of the sale. In doing so, the Selling Shareholder may use ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or sell directly to one or more purchasers, in privately negotiated transactions or through any other method permitted by applicable law.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” in connection with such distribution. In such event, any commissions paid to any such broker-dealer or agent and any profit from the resale of fund shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” will be subject to the applicable prospectus delivery requirements of the 1933 Act.

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The Selling Shareholder has informed the fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute fund shares. Upon the fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of fund shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this statement of additional information will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of fund shares involved, (iii) the price at which such fund shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the fund’s prospectus and statement of additional information, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the 1934 Act, which may limit the timing of purchases and sales of any of fund shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of fund shares to engage in market-making activities with respect to fund shares. All of the foregoing may affect the marketability of the fund shares and the ability of any person or entity to engage in market-making activities with respect to the fund shares. There is a risk that the Selling Shareholder may redeem its investments in the fund or otherwise sell its fund shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the fund and its shares.

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Management of the trust

Board of trustees and officers

Independent trustees1

The trust’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the trust’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The trust seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the trust’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the trust’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the trust’s registration statement.

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Name, year of birth and position with the funds (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
[xx]	[xx]	[xx]	[xx]	[xx]

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the funds’ service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with the funds (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
[xx]	[xx]	[xx]	[xx]

Other officers5

Name, year of birth and position with the funds (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the funds
[xx]	[xx]
*	Company affiliated with Capital Research and Management Company.
[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships that are held by each trustee as a director/trustee of a public company or a registered investment company (other than those in other Capital Group ETFs or other funds managed by Capital Research and Management Company or its affiliates). Unless otherwise noted, all directorships/trusteeships are current.
[4]	The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s distributor).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of [xx]:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[2] of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Independent trustees
[xx]	[xx]	[xx]

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[2] of shares owned in all funds overseen by trustee in same family of investment companies as the funds
Interested trustees
[xx]	[xx]	[xx]
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2 N/A indicates that, as of [xx], the fund was not offered for purchase to the public and, as such, the listed individual could not have owned any shares of the fund.

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Trustee compensation — No compensation is paid by the trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the trust” section in this statement of additional information, all other officers and trustees of the trust are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). On behalf of the trust, the investment adviser typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The trust and the other funds served by each independent trustee, or the investment adviser of such funds, as applicable, each pay a portion of these fees.

No pension or retirement benefits are accrued as part of trust expenses. The trust also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended [xx]:

Name	Aggregate compensation from the funds offered by the trust	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
[xx]	[xx]	[xx]

Trust organization and the board of trustees — The trust, an open-end management investment company, was organized as a Delaware statutory trust on January 12, 2021. All trust operations are supervised by its board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. The trust's trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The trust consists of a number of funds, each of which is a management investment company and operates as an exchange-traded fund registered with the SEC under the 1940 Act. The offering of the fund shares is registered under the 1933 Act. A fund has separate assets and liabilities, and invests in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the trust will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has one class of shares. Each share represents an interest in the same investment portfolio and has pro rata rights as to voting, redemption, dividends and liquidation. The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

In accordance with the trust’s declaration of trust, the board may, without shareholder approval (unless such shareholder approval is required by the declaration of trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund. The fund may be terminated by a majority vote of the board with written notice to the shareholders of the fund. Although the shares are not automatically redeemable upon the occurrence of any specific event, the trust’s declaration of trust provides that the board will have the unrestricted power to alter the number of shares in a creation unit. Therefore, in the event of a termination of the trust or a fund, the board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than creation units or to be individually redeemable. In such circumstance, the trust or the fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the fund, the fund might elect to pay cash redemptions.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful

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misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the trust will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the trust within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for trust management and counsel to the independent trustees and the trust.

Risk oversight — Day-to-day management of the trust, including risk management, is the responsibility of the trust’s contractual service providers, including the trust’s investment adviser, distributor and transfer agent. Each of these entities is responsible for specific portions of the trust’s operations, including the processes and associated risks relating to the funds’ investments, integrity of cash and security movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the trust’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the trust’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the trust’s board, which are comprised of independent board members, none of whom is an “interested person” of the trust within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the trust’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of trust assets, and related controls.

Not all risks that may affect the trust can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the trust‘s objectives. As a result of the foregoing and other factors, the ability of the trust’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The trust has an audit committee comprised of [xx]. The committee provides oversight regarding the trust’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the trust’s principal service providers. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees.

The trust has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of the form of Authorized Participant Agreement and certain agreements between the trust and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement and Plan of Distribution adopted

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pursuant to rule 12b-1 under the 1940 Act, that the trust may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters.

The trust has a nominating and governance committee comprised of [xx]. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the trust, addressed to the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com/etf. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the fund’s board. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on

Capital Group Fixed Income ETF Trust — Page 52

the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates (as defined herein), or (c) a company with a director of a Capital Group ETF or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

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If the fund has a shareholder meeting, the distributor will vote the fund shares for which an Authorized Participant (as defined below) or other entity providing market making services (each, a “proxy grantor”) is deemed a beneficial owner under Rule 16a-1(a)(2) of the 1934 Act pursuant to the terms of an irrevocable proxy granted by the proxy grantor to the distributor. In such case, the distributor will vote the fund shares for which a proxy grantor is deemed a beneficial owner in the same proportion as the votes of the other shareholders of the fund.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling (800) 421-4225, (b) on the capitalgroup.com/etf website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling the fund or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Capital Group Fixed Income ETF Trust — Page 54

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

Additional information about the trust

Book-Entry only system — Shares of a fund are represented by securities registered in the name of the Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC acts as securities depositary for the fund shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “indirect participants”). Beneficial ownership of shares is limited to DTC Participants, the indirect participants and persons holding interests through DTC Participants and indirect participants.

Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “the beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to the indirect participants and beneficial owners that are not DTC Participants). The beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the fund.

Conveyance of all notices, statements and other communications to the beneficial owners is effected as follows. DTC will make available to the fund upon request and for a fee to be charged to the fund a listing of the shares of the fund held by each DTC Participant. The fund shall inquire of each such DTC Participant as to the number of the beneficial owners holding shares, directly or indirectly, through such DTC Participant. The fund shall provide each such DTC Participant with copies of such notice, statement or other communication in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC

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Participants to the indirect participants and the beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The funds have no responsibility or liability for any aspect of the records relating to or notices to the beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the indirect participants and the beneficial owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Principal fund shareholders — Because the fund has not commenced operations prior to the date of this statement of additional information, no person beneficially owned 5% or more of the outstanding shares of the fund as of the date of this statement of additional information, and the officers and trustees of the trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund as of the date of this statement of additional information. Following the creation of the initial creation unit(s) of shares of each of these funds and immediately prior to the commencement of trading in the fund shares, a holder of shares, including the investment adviser, may be a “control person” of a fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

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From time to time, Capital Group (as defined in this section, Management of the fund, below) may sponsor and/or manage a fund in which an affiliate invests seed capital or otherwise purchases fund shares. Such investments may raise potential conflicts of interest because Capital Group, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling Capital Group to invest or redeem capital in a manner that conflicts with the interests of other fund investors and/or benefits Capital Group. In order to mitigate such conflicts, the investment adviser employs processes that govern the investment and redemption by Capital Group of investments in the fund. These processes include specific parameters that govern the timing and extent of the investment and redemption of seed capital, which may be set according to one or more objective factors expressed in terms of timing, asset levels, primary or secondary market liquidity or other criteria approved by the investment adviser. In extraordinary circumstances and subject to certain conditions, the investment adviser will have the authority to modify the application of these processes to a particular seed investment after the investment has been made.

Investment adviser — Capital Research and Management Company, the trust’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of certain funds, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to each fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the funds.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, each fund’s assets are managed by a team of portfolio managers. A fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include

Capital Group Fixed Income ETF Trust — Page 57

relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Capital Group California Municipal Bond ETF — [xx]

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and management of other accounts — As described below, portfolio managers may personally own shares of the funds. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of [xx]:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Capital Group California Municipal Bond ETF
[xx]	N/A	[xx]	[xx]	[xx]	[xx]	[xx]

[1]	N/A indicates that, as of March 31, 2025, the fund was not offered for purchase to the public and, as such, the listed individual could not have owned any shares of the fund.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.

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A fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other registered investment companies, pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the trust and the investment adviser will continue in effect until July 31, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the trust for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the trust’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services for fund shareholders. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Additionally, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds’ executive, administrative, clerical and bookkeeping functions, and provides necessary office space, necessary small office equipment and utilities, general purpose forms, supplies and postage used at the funds’ offices.

Under the Agreement, the investment adviser receives a management fee at the annual rate as shown below:

Fund	Rate
Capital Group California Municipal Bond ETF	[xx]%

Management fees are paid monthly and accrued daily based on the average net assets of the fund. Under the Agreement, the investment adviser pays all ordinary operating expenses of the fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) any fees and expenses related to the provision of securities lending services, including lending agent fees, (ix) other non-routine or extraordinary expenses; and (x) compensation for management services payable to the investment adviser.

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Other service agreements with third-party service providers — The trust has entered into the Transfer Agency and Service Agreement (the “transfer agency agreement”) and the Administration Agreement (the “administration agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the trust. The investment adviser bears the costs of services under these agreements under the terms of both the transfer agency and the administration agreement.

Distributor and plan of distribution — Capital Client Group, Inc. is the principal underwriter of the funds’ shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

Fund shares are continuously offered for sale through the distributor or its agent only in creation units, as described in the Creation and redemption of creation units section of this statement of additional information. Fund shares in amounts less than creation units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the prospectus and, upon request, this statement of additional information to persons purchasing creation units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. Although the distributor does not receive any fees under the Principal Underwriting Agreement with the fund, Capital Research and Management Company or its affiliates may pay the distributor from time to time for certain distribution-related services.

The Principal Underwriting Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to the fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, on at least 60 days written notice to the distributor. The Principal Underwriting Agreement is also terminable upon 60 days’ notice by the distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The distributor may enter into agreements with securities dealers (“soliciting dealers”) who will solicit purchases of creation units of the fund shares. Such soliciting dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Plan of distribution —The trust has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows a fund to pay distribution fees of up to .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of a fund's assets on an ongoing basis, to the extent that a fee is authorized, these fees will increase the cost of your investment in a fund. If implemented, potential benefits of the Rule 12b-1 plan to a fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Rule 12b-1 plan will stimulate sales of the funds benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service.

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Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Cetera Financial Group
Fidelity
LPL Group
Morgan Stanley Wealth Management
Northwestern Mutual (NM)
Osaic (Advisor Group)
Raymond James Group

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for a fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for a fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. A fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts.

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These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing a fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-

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dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.

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Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

The fund is new and, therefore, paid no brokerage commissions for each of the last three fiscal years.

A fund is required to disclose information regarding investments in the securities of their “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

The fund is new and, therefore, has not purchased securities issued by any regular broker dealers.

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Portfolio trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. Any such transaction will be conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following a fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the fund will achieve execution of its order at a price at least as favorable to the fund as the fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with a fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund retains the portion of the deposit equal to a full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions. If, however, the broker dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Where an Authorized Participant executes a custom creation or redemption transaction with the fund, the Authorized Participant or its affiliated broker-dealer may also transact with the fund in securities that are the subject of such custom transaction. Any such orders for execution will be subject to, and consistent with, the fund’s best execution obligations.

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Disclosure of portfolio holdings

The board has approved policies and procedures regarding the disclosure of information about the fund’s portfolio securities. Compliance with these policies and procedures will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, a fund’s portfolio holdings are publicly disseminated prior to the opening of business on the listing exchange each day the fund is open for business through financial reporting and news services, including publicly accessible Internet web sites, including the fund’s website, capitalgroup.com/etf.

Additionally, a basket composition file, which includes the security names and share quantities to deliver in exchange for a creation unit, together with the amount of the cash component (if any), is publicly disseminated daily prior to the opening of business on the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one creation unit of the fund.

The investment adviser, distributor, custodian, State Street, as the transfer agent and fund administrator of the fund, and other service providers to the fund or the investment adviser may receive nonpublic portfolio holdings information while performing services to the fund or the investment adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the fund. The fund’s investment adviser may also provide certain portfolio holdings information to Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information), other institutional market participants and listing exchanges, in each case for a legitimate business purpose related to the day-to-day operations of the fund and/or for a regulatory purpose.

Quarterly portfolio schedule — The fund is required to disclose, after the first and third fiscal quarter, the complete monthly schedule of its portfolio holdings with the SEC on Form N-PORT. The fund’s Form N-PORT will be available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT will also be available through the fund’s website, at capitalgroup.com/etf. Information on the fund’s Form N-PORT will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.

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Creation and redemption of creation units

General — A fund issues and sells shares only in creation units on a continuous basis through the distributor or its agent. The fund shares are sold without a sales load at a price based on the fund’s NAV next determined after an order is received by the distributor in proper form on any Business Day (as defined below). On days when the listing exchange closes earlier than normal, the funds may require orders to be placed earlier in the day. The following table sets forth the number of shares of a fund that constitute a creation unit:

Fund	Shares per creation unit
Capital Group California Municipal Bond ETF	[xx]

In its discretion, the trust reserves the right to increase or decrease the number of a fund’s shares that constitute a creation unit. The Board reserves the right to declare a split or a consolidation in the number of the fund shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board of trustees.

A “Business Day” with respect to each fund is any day the fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The fund is open for business any day on which the listing exchange is open for business. As of the date of this statement of additional information, the listing exchange is closed on the weekends and observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund deposit — The consideration for purchase of creation units of a fund generally consists of deposit securities (i.e., a designated portfolio of securities) and the cash component computed as described below. Together, the deposit securities and the cash component constitute the “fund deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. A fund deposit represents the minimum initial and subsequent investment amount for a creation unit of a fund. The cash component is an amount equal to the difference between the NAV of the fund shares (per creation unit) and the “deposit amount,” which is an amount equal to the market value of the deposit securities, and serves to compensate for any differences between the NAV per creation unit and the deposit securities. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the deposit securities are the sole responsibility of the Authorized Participant purchasing the creation unit.

A fund’s transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern time), a list of the names and the required number of each deposit security and the amount of the cash component (if any) to be included in the current fund deposit (based on information as of the end of the previous Business Day for the fund) that day. Such fund deposit is applicable, subject to any adjustments as described below, to purchases of creation units until such time as the next-announced fund deposit is made available. The identity and number or par value of the deposit securities and the amount of the cash component change pursuant to changes in the weighting or composition of the component securities in each fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment adviser with a view to the investment objective of a fund. In addition, the funds reserve the right to accept nonconforming (i.e., custom) fund deposits.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any deposit security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer

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through DTC or the clearing process due to a trading restriction; (iii) when the Authorized Participant (or an investor on whose behalf the Authorized Participant (as defined below) is acting) is not able to trade the instruments due to a trading restriction; (iv) when delivery of the deposit security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the fund; or (vi) in certain other situations.

Cash purchase method — When partial or full cash purchases of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the deposit securities it would otherwise be required to provide through an in-kind purchase, plus the same cash component required to be paid by an in-kind purchaser.

Procedures for creation of creation units — To be eligible to place orders with the distributor or its agent for one or more creation units of a fund, an entity must be an “Authorized Participant”: either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, in each case which has executed an agreement with the distributor with respect to creations and redemptions of creation units (“Authorized Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Role of the Authorized Participant — Each Authorized Participant will agree, pursuant to the terms of the Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available on or before the contractual settlement date, by means satisfactory to the funds, immediately available or same day funds estimated by the funds to be sufficient to pay the cash component, once the net asset value of a creation unit is next determined after receipt of the purchase order in proper form, together with any transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the cash component. Investors who are not Authorized Participants must make appropriate arrangements for a creation request to be made through an Authorized Participant or purchase shares on the secondary market. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that orders to purchase creation units may have to be placed by the investor’s broker through an Authorized Participant. Consequently, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The funds do not expect to enter into an Authorized Participant Agreement with more than a small number of Participating Parties and/or DTC Participants.

Placement of purchase orders — To initiate an order for a creation unit, an Authorized Participant must submit to the distributor or its agent an irrevocable order to purchase certain fund shares (a “purchase order”) in proper form (as described below). Such order must be received by the distributor or its agent by the cut-off time designated by a fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. A purchase order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified cutoff time, (ii) arrangements satisfactory to the fund are in place for payment of the cash component and any other transactions fees and taxes which may be due, and (iii) all other procedures regarding placement of a purchase order specified by the fund, the distributor or transfer agent are properly followed.

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Procedures and requirements governing the delivery of the fund deposit including cutoff times are specified by a fund and/or the transfer agent (defined herein) and may change from time to time. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach the distributor or its agent.

Purchase orders, if accepted by a fund, will be processed based on the NAV next determined after such acceptance in accordance with the fund’s cutoff times. Those placing orders to purchase creation units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Authorized Participant to the distributor or its agent by the cutoff time on such Business Day. This deadline is likely to be significantly earlier than the cutoff time. The Authorized Participant must also make available, on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees if imposed. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash component. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in a particular form. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach an Authorized Participant.

Acceptance of orders for creation units — Assuming a purchase order is submitted in proper form, the funds will accept the order, subject to the funds’ right (and the right of the distributor and the investment adviser) to reject any order until acceptance, as set forth below. Once a fund has accepted an order, upon the next determination of the net asset value of the shares, the fund will confirm the issuance of a creation unit, against receipt of payment, at such net asset value. The distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each fund reserves the right to reject or revoke a purchase order transmitted to it by the distributor or its agent for any reason, provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 and the SEC's positions thereunder. For example, a fund may reject or revoke acceptance of a creation order, including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the deposit securities delivered do not conform to the identity and number or par value of shares specified, as described above; (iv) acceptance of the fund deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund, the distributor or its agent and the investment adviser make it impracticable to process purchase orders. In the event a purchase order is rejected, the distributor or its agent shall notify the Authorized Participant. The funds, its transfer agent, custodian, sub-custodian(s) and distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of fund deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a creation unit — Except as provided herein or in an Authorized Participant Agreement, a creation unit will not be issued until the transfer of good title to the applicable fund of the deposit securities and the payment of the cash component have been completed.

To the extent contemplated by an Authorized Participant Agreement, each fund may issue creation units to an Authorized Participant, notwithstanding the fact that the corresponding fund deposits have not been received in part or in whole. The funds will do so in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of the missing deposit securities (the “additional cash deposit”), which percentage may be changed by the fund from time to time. Such additional cash deposit must be delivered no later than the date and time specified by a fund or its

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custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant. Under the Authorized Participant Agreement, an Authorized Participant is subject to liability for any shortfall between the cost to the fund of purchasing such missing deposit securities and the value of collateral including, without limitation, liability for related brokerage, borrowings and other charges.

All questions as to the number of shares of each security in the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the funds, in accordance with applicable law, and the funds’ determination shall be final and binding.

Costs associated with creation transactions — A standard creation transaction fee may be imposed to offset the transfer and other transaction costs associated with the issuance of creation units. The standard creation transaction fee may be charged to the Authorized Participant on the day such Authorized Participant creates a creation unit, and is the same, regardless of the number of creation units purchased by the Authorized Participant on the applicable Business Day. However, a fund may increase the standard creation transaction fee for administration and settlement of custom orders requiring additional administrative processing by the fund’s custodian. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the deposit securities to the funds. Transaction fees are subject to change and certain fees/costs associated with creation transactions are subject to change and may be waived in certain circumstances. To the extent a creation transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services. The funds‘ standard creation transaction fees are set forth in the table below:

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)
Capital Group California Municipal Bond ETF	$[xx]	$[xx]

Redemption of creation units — A fund’s shares may be redeemed by Authorized Participants only in creation units at their NAV next determined after receipt of a redemption request in proper form by the distributor or its agent and only on a Business Day. A fund will generally not redeem shares in amounts less than creation units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a creation unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a creation unit that could be redeemed by an Authorized Participant. The beneficial owners also may sell shares in the secondary market.

A fund generally redeems creation units for fund securities and the cash amount. “Fund securities” means the designated portfolio of securities that will be applicable to redemption requests received in proper form on that day. “Cash amount” means an amount of cash equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of fund securities. Procedures and requirements governing redemption transactions are set forth in the Authorized Participant Agreement and may change from time to time. Unless cash redemptions are available or specified for a fund, the redemption proceeds for a creation unit generally consist of fund securities, plus the cash amount, and if imposed, less a redemption transaction fee (as described below).

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A fund's transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern Time), the identity of the fund securities and cash amount that will be applicable (based on information as of the end of the previous Business Day for the funds and subject to possible amendment or correction) to redemption requests received in proper form on that day. Such fund securities and the cash amount (each subject to possible amendment or correction or adjustment as described below) are applicable to redemptions of creation units until such time as the next announced composition of the fund securities and cash amount is made available. Fund securities received on redemption may not be identical to deposit securities that are applicable to creations of creation units. The funds reserve the right to deliver nonconforming (i.e., custom) fund securities. All questions as to the composition of the in-kind redemption basket to be included in the fund securities will be determined by the funds, in accordance with applicable law, and the funds’ determination will be final and binding.

A fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any fund security in certain circumstances, including: (i) when the delivery of a fund security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (ii) when a fund security is not eligible for transfer through DTC or the Clearing Process or due to a trading restriction; (iii) when the delivery of a fund security to the Authorized Participant would result in the disposition of the fund security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iv) when the delivery of a fund security to the Authorized Participant would result in unfavorable tax treatment; (v) when a fund security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (vi) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a fund security. If the fund securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The funds generally redeem creation units for fund securities but reserves the right to utilize a cash option for redemption of creation units.

Cash redemption method — When partial or full cash redemptions of creation units are available or specified for a fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the fund securities it would otherwise receive through an in-kind redemption, plus the same cash amount to be paid to an in-kind redeemer.

Placement of redemption orders — To place an order to redeem a creation unit, an Authorized Participant must submit an irrevocable order to redeem shares of a fund, in proper form (as described below). Such order must be received by the distributor or its agent no later than the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day, will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day, will receive the following Business Day’s NAV. For Capital Group International Bond ETF (USD-Hedged) only, orders will be accepted by the distributor or its agent between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day for the following Business Day’s NAV. Orders must be transmitted in such form and by such transmission method acceptable to the fund’s transfer agent or distributor, pursuant to the procedures specified by the fund, which procedures may change from time to time.

Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem creation units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such

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Authorized Participant. Investors making a request to redeem creation units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the fund’s transfer agent the creation unit redeemed through the book-entry system of DTC so as to be effective by the listing exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the fund is received by the distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures specified by the fund, the distributor or transfer agent are properly followed.

The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of creation units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. A redeeming Authorized Participant, whether on its own account or acting on behalf of a beneficial owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the creation unit to be redeemed to a fund at or prior to the date and time specified by the fund or its custodian, the distributor or its agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of any undelivered fund shares (the “additional redemption cash amount”), which percentage may be changed by the fund from time to time. Such additional redemption cash amount must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional redemption cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant.

The fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the funds to acquire their shares and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the funds of purchasing such shares, plus the value of the cash amount, and the value of the collateral together with liability for related brokerage, borrowings and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to a fund: (i) for any period during which the listing exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the listing exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its net asset value is not reasonably

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practicable; or (iv) in such other circumstance as is permitted by the SEC. In addition, because certain of the funds‘ portfolio securities may trade on an exchange that is open when the listing exchange is closed, events may occur that impact the NAV of the funds when shareholders may not be able to redeem their fund shares or purchase or sell fund shares on the listing exchange.

An Authorized Participant submitting a redemption request is deemed to make certain representations to an applicable fund. The funds reserve the right to verify these representations at its discretion, and will typically require verification with respect to a redemption request from the funds in connection with higher levels of redemption activity and/or short interest in the funds. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by a relevant fund, the redemption request will not be considered to have been received in proper form, and may be rejected by the fund.

Costs associated with redemption transactions — A standard redemption transaction fee may be imposed to offset transfer and other transaction costs that may be incurred by the funds associated with the redemption of creation units. The standard redemption transaction fee may be charged to the Authorized Participant on the day such Authorized Participant redeems a creation unit and is the same regardless of the number of creation units redeemed by an Authorized Participant on the applicable Business Day. However, the funds may increase the standard redemption transaction fee for administration and settlement of custom orders requiring additional administrative processing by such custodian. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the fund securities from the funds to their account on their order. Transaction fees are subject to change and certain fees/costs associated with redemption transactions may be waived in certain circumstances. To the extent a redemption transaction fee is not charged, certain costs may be borne by a relevant fund. Investors who use the services of a broker or other financial intermediary to dispose of the fund shares may be charged a fee for such services. The funds‘ standard creation unit redemption fees and maximum additional charges (as described above) are set forth in the table below:

Fund	Fixed Fee (In Kind)	Fixed Fee (In Cash)	Maximum additional charge*
Capital Group California Municipal Bond ETF	$[xx]	$[xx]	[xx]%
*	As a percentage of the net asset value per creation unit redeemed, inclusive of the fixed redemption transaction fee (if imposed).

Custom baskets — Creation and Redemption baskets may differ and a fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. Each fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of each fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the investment adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a relevant fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

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Determination of net asset value

All portfolio securities of a fund are valued, and the net asset value per share is determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that a fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser's valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

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the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before a fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Assets or liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of each fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Net asset value is computed by adding the value of a fund’s investments, cash and other assets, and subtracting the fund’s liabilities. The value of the net assets so obtained for the fund is then divided by the total number of shares outstanding, and the result, rounded to the nearest cent, is the net asset value per share for the fund. Realized investment income and gain is included in the fund’s NAV until the ex-dividend date, when the declared dividend amount is treated as a fund liability.

Each fund’s most-recently calculated net asset value per share is available on the website at capitalgroup.com/etf.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — A fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, a fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing a fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should a fund fail to qualify under Subchapter M, a fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by a fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, a fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which a fund paid no U.S. federal income tax.

Dividends paid by a fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on ”qualified dividend income,“ if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

A fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a fund from the previous year.

A fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that a fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the fund shares have been held by a shareholder. Any loss realized upon the sale of shares held at the time of sale for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

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Capital gain and income distributions by the funds result in a reduction in the net asset value of the fund shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the funds as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Sales of fund shares — Sales of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder. Any loss realized on a sale of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences applicable to Capital Group California Municipal Bond ETF, Capital Group Municipal High-Income ETF, Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF only — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit nongovernmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary

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income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Any loss realized on the sale of fund shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the funds from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of a fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the funds to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If a fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — A fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Creations and redemptions of creation units — An Authorized Participant who exchanges securities for creation units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the creation units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such creation units. A person who redeems creation units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the creation units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such creation units. The IRS, however, may assert that a loss realized upon an exchange of securities for creation units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon the creation of creation units will generally be treated as long-term capital gain or loss if the securities exchanged for such creation units have been held for more than one year. Any capital gain or loss realized upon the redemption of creation units will generally be

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treated as long-term capital gain or loss if a shares comprising the creation units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short term capital gain or loss. Any loss upon a redemption of creation units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the creation units (including any amounts credited to the Authorized Participant as undistributed capital gains).

A fund has the right to reject an order for creation units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to sections 351 and 362 of the Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue creation units to a purchaser (or group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for creation units. If a fund redeems creation units in cash, it may recognize more capital gains than it will if it redeems creation units in-kind.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding a fund’s shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of a fund also may be subject to state and local taxes on distributions received from the fund.

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A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Under the backup withholding provisions of the Code, a shareholder may be subject to a withholding federal income tax on all payments made to the shareholder if the shareholder either does not provide the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a fund, including the possibility that such a shareholder may be subject to U.S. withholding.

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General information

Custodian of assets — Securities and cash owned by a fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — State Street Bank and Trust Company (the “transfer agent”), One Lincoln Street, Boston, MA 02111, serves as the transfer agent for each fund.

Independent registered public accounting firm — [xx], serves as the trust’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by [xx], an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the trust’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — [xx], serves as independent legal counsel (“counsel”) for the trust and for independent trustees in their capacities as such. A determination with respect to the independence of the trust’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The funds’ fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's expenses, key statistics, holdings information and investment results (annual report only). The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, [xx]. In addition, shareholders may also receive proxy statements for the trust.

Codes of ethics — The trust and Capital Research and Management Company and its affiliated companies, including the trust’s distributor, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

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Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

·	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
·	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
·	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Fixed Income ETF Trust — Page 85

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

·	The selective payment default on a specific class or currency of debt;
·	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
·	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
·	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Fixed Income ETF Trust — Page 86

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group Fixed Income ETF Trust — Page 87

Capital Group Fixed Income ETF Trust

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23738 and 1933 Act No. 333-259025)

(a-1)	Articles of Incorporation – Certificate of Trust dated 1/12/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 8/20/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Amended and Restated Agreement and Declaration of Trust dated 3/7/25 – previously filed (see P/E Amendment No. 16 filed 6/11/25)

(a-2)	Amended and Restated Declaration of Trust – to be provided by amendment

(b)	By-laws – Amended and Restated By-laws effective 7/14/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(c)	Instruments Defining Rights of Security Holders – See Items 28(a) (Articles 2, 6 and 7 of Amended and Restated Agreement and Declaration of Trust) and 28(b) (Article 3 and Section 8.04)

(d-1)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Investment Advisory and Service Agreement as amended 6/9/25 – previously filed (see P/E Amendment No. 16 filed 6/11/25)

(d-2)	Exhibit A to the Amended and Restated Investment Advisory and Service Agreement as amended 6/9/25 – to be provided by amendment

(e-1)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22); Exhibit A to the Amended and Restated Principal Underwriting Agreement as amended 6/9/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25)

(e-2)	Exhibit A to the Amended and Restated Principal Underwriting Agreement as amended 6/9/25 – to be provided by amendment

(f)	Bonus or Profit Sharing Contracts – None

(g-1)	Custodian Agreements – Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to Global Custody Agreement dated 11/17/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to the Global Custody Agreement dated 3/19/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25)

(g-2)	Amendment to Global Custody Agreement – to be provided by amendment

(h-1)	Other Material Contracts – Form of Authorized Participant Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Transfer Agency and Service Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Administration Agreement dated 12/10/21 – previously filed (see P/E Amendment No. 5 filed 2/28/23); Amendment to Transfer Agency and Service Agreement dated 3/19/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25); Amendment to Administration Agreement dated 3/19/25 - previously filed (see P/E Amendment No. 16 filed 6/11/25); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 17 filed 2/27/26)

(h-2)	Amendment to Transfer Agency and Service Agreement; and Amendment to Administration Agreement – to be provided by amendment

(i-1)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21; P/E Amendment No. 4 filed 10/5/22; P/E Amendment No. 8 filed 8/8/23; P/E Amendment No. 12 filed 5/30/24; P/E Amendment No. 16 filed 6/11/25)

(i-2)	Legal Opinion – to be provided by amendment

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(m)	Rule 12b-1 Plan – Plan of Distribution dated 9/16/22 – previously filed (see P/E Amendment No. 4 filed 10/5/22)

(n)	Not applicable

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2026 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.

However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series,

American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
LAO	Jason Abosch	Regional Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President	None

LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Jacob M. Anderson	Regional Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Regional Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None

LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President	None
LAO	Jill M. Boudreau	Senior Vice President	None
LAO	Andre W. Bouvier	Senior Vice President	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None

LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President	None
SFO	James G. Carville	Senior Vice President	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Senior Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None

SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Senior Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Erin Diegel	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Joseph B. Dowd	Vice President	None

LAO	John J. Doyle	Senior Vice President	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Senior Vice President	None
LAO	John E. Dwyer IV	Senior Vice President	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	Nicholas Fiano	Regional Vice President	None
LAO	John P. Finneran III	Senior Vice President	None
LAO	Layne M. Finnerty	Senior Vice President	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	Jonathon Forcheskie	Regional Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None

LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
CHO	Connor Foy	Assistant Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Senior Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President	None
SNO	Edward S. Garza	Senior Vice President	None
LAO	Brian K. Geiger	Senior Vice President	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
NYO	Joshua H. Gordon	Vice President	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None

LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Regional Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Timothy Hagan	Senior Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Regional Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Vice President	None
IND	Ryan D. Hoover	Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Peter Horos	Regional Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None

LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Ross D. Hutchason	Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant Vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Matthew T. Keck	Regional Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Cole M. Kelly	Regional Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None

LAO	Charles A. King	Senior Vice President	None
LAO	Benjamin W. Kinsinger	Regional Vice President	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	Matthew A. Kortlander	Regional Vice President	None
LAO	Bradley J. Kozinski	Regional Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Cameron Krueger	Regional Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Ryan Lancaster	Regional Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Kirby Lawson	Regional Vice President	None
LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None

LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President	None
LAO	Joe P. Lynch	Vice President	None
CHO	Karin A. Lystad	Assistant Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President	None
LAO	John Marshall	Regional Vice President	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Mallory Meyer	Regional Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None

LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Senior Vice President	None
LAO	Davina J. Merrell	Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Senior Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
LAO	Mark Montgomery	Regional Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None

LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Denis O'Donoghue	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Regional Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None

LAO	Paulo Victor Pacheco	Assistant Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President	None
LAO	Sarah Polidoroff	Regional Vice President	None
LAO	Chloe E. Pollara	Vice President	None
LAO	Robert L. Pollard III	Regional Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
LAO	Darrell W. Pounders	Vice President	None

LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Senior Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Regional Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
NYO	Scott M. Roen	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President	None
LAO	John Rosellini	Regional Vice President	None
LAO	Rome D. Rottura	Senior Vice President	None

IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Thomas Schneckner	Regional Vice President	None
IND	Broderic C. Schoen	Regional Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Vice President	None

LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	John Stanko	Regional Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Brock J. Sutton	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
SNO	Mark D. Thompson	Regional Vice President	None
HRO	Stephen B. Thompson	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None

SNO	Corey W. Tyson	Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Joel J. Van Der Weele	Regional VP	None
LAO	Veronica Vasquez	Vice President	None
LAOW	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President	None
LAO	Robert D. Vigneaux III	Senior Vice President	None
LAO	Leonardo Vittini	Regional Vice President	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Senior Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President	None
LAO	Justin N. Wang	Regional Vice President	None
IND·	Kristen M. Weaver	Vice President	None
NYO	Kyle S. Webb	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Collin Weir	Regional Vice President	None

SNO	Gordon S. Wells	Regional Vice President	None
LAO	William C. Wesnofske	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Daniel A. Williams	Regional Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	John Wood	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None

__________

CHO	Business Address, 444 W. Lake Street, Suite 4600, Chicago, IL 60606
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAOW	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)	None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

For Capital Group International Bond ETF (USD-Hedged), certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Capital Research and Management Company and American Funds Services Company, at the addresses provided above.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of September, 2026.

CAPITAL GROUP FIXED INCOME ETF TRUST

By: /s/ Michael W. Stockton

(Michael W. Stockton, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Post Effective Amendment has been signed below on September 25, 2026, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Michael W. Stockton (Michael W. Stockton)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Becky L. Park (Becky L. Park )	Treasurer

(3)	Trustees:

	Gina F. Adams*	Trustee
	Pramod Atluri*	Trustee
	Francisco C. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Leslie Stone Heisz*	Trustee
	Merit E. Janow*	Trustee
	Martin E. Koehler*	Trustee
	Benjamin R. Miller*	Trustee
	Josette Sheeran*	Trustee
	Maragaret Spellings*	Trustee
	Alexandra Trower*·	Trustee
	Paul S. Williams*	Chair (Independent and Non-Executive)
	Courtney K. Wolf*	Trustee
*By: /s/ Jane Y. Chung
(Jane Y. Chung, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC , on September 16, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Pramod Atluri, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , on January 1, 2026.

(City, State)

/s/ Pramod Atluri

Pramod Atluri, Board member

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, Texas , on January 1, 2026.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ , on January 1, 2026.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah , on January 1, 2026.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , on January 1, 2026.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Equity ETF Trust I (File No. 333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group Multi-Asset Income Builder ETF (File No. 333-296630, File No. 811-24194)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on September 14, 2026.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, GER, September 5th, 2026 , on September 16, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Benjamin R. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England on January 1, 2026.

(City, State)

/s/ Benjamin R. Miller

Benjamin R. Miller, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Multi-Asset Income ETF (File No. 333-296631, File No. 811-24193)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen	Hong T. Le Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flower Mound, Texas , on September 16, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington DC , on January 1, 2026.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY , on January 1, 2026.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL , on January 1, 2026.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Courtney K. Wolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , on January 1, 2026.

(City, State)

/s/ Courtney K. Wolf

Courtney K. Wolf, Board member